Taxation - Deferred Income Taxes (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Deferred Tax Assets [Abstract]
Pensions and stock options	$ 4	$ 3
Provisions	49	28
Net operating losses carried forward	255	272
Other	0	2
Gross deferred tax assets	308	305
Valuation allowance	(230)	(245)
Deferred tax assets, net of valuation allowance	78	60
Deferred Tax Liability [Abstract]
Property, plant and equipment	138	126
Unremitted Earnings of Subsidiaries	37	34
Gross deferred tax liabilities	175	160
Net deferred tax (liability)/asset	$ (97)	$ (100)